Schedule of Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Computed tax benefit at federal statutory rate	21.00%	21.00%
Research and development and other credits	1.00%	1.00%
State tax benefit, net of effect on federal income taxes	7.00%	14.00%
Permanent differences		1.00%
Stock Based Compensation	2.00%
Loss and deconsolidation of LifeMap Sciences		31.00%
Debt finance equity costs	6.00%
Return to provision & other adjustments	5.00%
Change in valuation allowance	2.00%	4.00%
Income tax rate